UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:        Everest Capital LLC

Address:     Everest Capital LLC
             2601 South Bayshore Drive
             Suite 1700
             Miami, FL 33133


13F File Number: 028-13995


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:


/s/ Malcolm Stott                  Miami, Florida           February 14, 2013
----------------------          --------------------      ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:       $681,521
                                             (thousands)



List of Other Included Managers:

Form 13F File Number            Name

None.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------    --------- --------  -------------------  ---------- --------- ----------------------
                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------                --------------    --------- --------  ---------  --- ----  ---------- --------- ---------- ------ ----
3-D SYS CORP DEL              COM NEW           88554D205    2,705     50,700  SH           SOLE       NONE       50,700
APPLE INC                     COM               037833100   17,615     33,100  SH           SOLE       NONE       33,100
BANCO BRADESCO S A            SP ADR PFD NEW    059460303    1,077     62,000  SH           SOLE       NONE       62,000
BANK OF AMERICA CORPORATION   COM               060505104   12,971  1,117,200  SH           SOLE       NONE    1,117,200
CEMENTOS PACASMAYO S A A      SPON ADR REP 5    15126Q109    1,328     99,400  SH           SOLE       NONE       99,400
CEMEX SAB DE CV               SPON ADR NEW      151290889   56,786  5,753,400  SH           SOLE       NONE    5,753,400
CITIGROUP INC                 COM NEW           172967424   32,257    815,400  SH           SOLE       NONE      815,400
COBALT INTL ENERGY INC        COM               19075F106      668     27,200  SH           SOLE       NONE       27,200
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104        7        190  SH           SOLE       NONE          190
COPA HOLDINGS SA              CL A              P31076105   23,742    238,728  SH           SOLE       NONE      238,728
CREDICORP LTD                 COM               G2519Y108    4,048     27,618  SH           SOLE       NONE       27,618
D R HORTON INC                COM               23331A109    4,087    206,600  SH           SOLE       NONE      206,600
EMBRAER S A                   SP ADR REP 4 COM  29082A107    5,526    193,831  SH           SOLE       NONE      193,831
GENWORTH FINL INC             COM CL A          37247D106   10,246  1,364,300  SH           SOLE       NONE    1,364,300
GERDAU S A                    SPON ADR REP PFD  373737105    6,088    677,200  SH           SOLE       NONE      677,200
GOLDMAN SACHS GROUP INC       COM               38141G104    5,013     39,300  SH           SOLE       NONE       39,300
GOOGLE INC                    CL A              38259P508    5,376      7,600  SH           SOLE       NONE        7,600
GRUPO FINANCIERO SANTANDER M  SPON ADR SHS B    40053C105      835     52,100  SH           SOLE       NONE       52,100
ISHARES INC                   MSCI BRAZIL       464286400   11,904    212,800  SH           SOLE       NONE      212,800
ISHARES INC                   MSCI BRAZIL       464286400   89,504  1,600,000      CALL     SOLE       NONE    1,600,000
ISHARES TR                    FTSE CHINA25 IDX  464287184   82,984  2,050,000      CALL     SOLE       NONE    2,050,000
ISHARES TR                    MSCI EMERG MKT    464287234  173,998  3,923,300      CALL     SOLE       NONE    3,923,300
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106    1,549     94,100  SH           SOLE       NONE       94,100
KANSAS CITY SOUTHERN          COM NEW           485170302    5,034     60,300  SH           SOLE       NONE       60,300
LENNAR CORP                   CL A              526057104    4,903    126,800  SH           SOLE       NONE      126,800
MASTERCARD INC                CL A              57636Q104    3,586      7,300  SH           SOLE       NONE        7,300
MECHEL OAO                    SPONSORED ADR     583840103        1        146  SH           SOLE       NONE          146
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109       10        517  SH           SOLE       NONE          517
MORGAN STANLEY                COM NEW           617446448    4,220    220,700  SH           SOLE       NONE      220,700
NVR INC                       COM               62944T105    3,864      4,200  SH           SOLE       NONE        4,200
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   15,500    796,100  SH           SOLE       NONE      796,100
PRICESMART INC                COM               741511109   23,183    301,118  SH           SOLE       NONE      301,118
PULTE GROUP INC               COM               745867101    6,815    375,300  SH           SOLE       NONE      375,300
SINA CORP                     ORD               G81477104   14,237    283,500  SH           SOLE       NONE      283,500
SOUTHERN COPPER CORP          COM               84265V105        6        170  SH           SOLE       NONE          170
SPRINT NEXTEL CORP            COM SER 1         852061100    4,496    793,000  SH           SOLE       NONE      793,000
STRATASYS LTD                 SHS               M85548101    2,388     29,800  SH           SOLE       NONE       29,800
TOLL BROTHERS INC             COM               889478103    4,119    127,400  SH           SOLE       NONE      127,400
VALE S A                      ADR               91912E105   30,245  1,443,000  SH           SOLE       NONE    1,443,000
VISA INC                      COM CL A          92826C839    3,623     23,900  SH           SOLE       NONE       23,900
WEYERHAEUSER CO               COM               962166104    3,934    141,400  SH           SOLE       NONE      141,400
YOUKU TUDOU INC               SPONSORED ADR     98742U100    1,043     57,200  SH           SOLE       NONE       57,200




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